Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Deposits [line Items]
Payable after notice	$ 207,244
Deposits	879,582	$ 876,554	$ 797,259
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits	302,109	306,726	259,027
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	18,089	17,298	17,841
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	25,470	24,912	22,032
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits	100,889	104,324	82,871
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice	$ 151	$ 157	$ 193